Contingencies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contingencies
NOTE 27.	CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings due to the fact that an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of December 31, 2021 and December 31, 2020, PEMEX had accrued a reserve of Ps. 11,114,006 and Ps. 8,321,816, respectively, for these contingent liabilities.
As of December 31, 2021, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•
On April 4, 2011, Pemex Exploration and Production was summoned before the
Séptima Sala Regional Metropolitana
(“Seventh Regional Metropolitan Court”) of the
Tribunal Federal de Justicia Fiscal y Administrativa
(“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/11-17-07-1) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the
Sexta Sala Regional Metropolitana
(“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S. $193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the
Segunda Seccion de la Sala Superior
(“Second Section of the Superior Court”) in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the
Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito
(“Third Administrative Joint Court of the First Circuit”), which was granted. On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court declared the resolution null and void, among others. Pemex Exploration and Production filed an amparo which was admitted. A motion was filed to draw the resolution by the Suprema Corte de Justicia de la Nación (Supreme Court of Justice of the Nation), which was rejected. The file was sent to the Joint Court to resolve the amparo. A final resolution is still pending as of the date of these financial statements.

•
On February 6, 2019, the Sala Regional del Golfo Norte (North Gulf Regional Court) of the Tax and Administrative Federal Court summoned Pemex Drilling and Services (now Pemex Exploration and Production) in connection with a claim (752/17-18-01-7) filed by Micro Smart System de Mexico, S. de R.L. de C.V. (“Micro Smart System”), challenging a settlement statement dated March 14, 2017, related to a works contract
n
umber
 424049831 dated December 9, 2009, seeking the payment of: U.S. $240,448 for work performed and U.S. $284 for work estimates. On May 8, 2019, a response to this claim was admitted and evidence was filed by Pemex Exploration and Production. On July 1, 2019, the Second Section of the Superior Court was instructed to review the claim. On September 24, 2019, the plaintiff filed its pleadings. On February 13, 2020, the Second Section of the Superior Court declared that the plaintiff partially proved its claim and no payments shall be made by the defendant. On September 8, 2020, the judgment was published in the
Gaceta Judicial
(“Jurisdictional Gazette”). On September 29, 2020, Pemex Exploration and Production filed a motion to clarify this judgment, which was granted on November 24, 2020 and notified on December 10, 2020. On October 2, 2020 the plaintiff filed an amparo against this judgment. On June 11, 2021, the court approved Micro Smart System’s motion filed on June 9, 2021, which requested that the court deny the entry of Pemex Exploration and Production’s expert. On June 17, 2021, Pemex Exploration and Production filed a motion seeking to declare the inadmissibility of Micro Smart System’s prior motion. On September 30, 2021, the Third Joint Administrative Court held a meeting and denied the amparo. Therefore, the judgment in favor of Pemex Exploration and Production is definitive. On October 26, 2021, the resolutions issued on October 15 and 19, 2021 are notified in which, among other, the amparo filed by Micro Smart System is denied. Therefore, the judgment issued on February 13, 2020, declaring the payment requested by Micro Smart System improper, was ratified.

•
On October 18, 2019, the
Sala Regional Peninsular
(“Regional Peninsular Court”) of the
Tribunal Federal de Justicia Administrativa
(“Federal Justice Administrative Court”) in Mérida, Yucatán summoned Pemex Exploration and Production in connection with a claim (91/19-16-01-9) filed by PICO México Servicios Petroleros, S. de R.L. de C.V. requesting that Pemex Exploration and Production’s termination of the public works contract (no. 428814828) be declared null and void and seeking U.S. $137,300 for expenses and related damages, among other claims. On December 12, 2019, Pemex Exploration and Production filed a response to this claim. On March 28, 2020, a notification dated February 10, 2020, was received in which the extended claim was admitted. On February 10, 2020, the expert appointed by the plaintiff was accepted. On February 18, 2020, an extension requested by the accounting expert appointed by Pemex Exploration and Production was accepted and his opinion was filed and ratified on August 11, 2020. On June 1, 2020, an independent expert was designated. On September 30, 2021, a resolution was issued, which declared that all evidence has been filed. On October 15, 2021, the parties filed their pleadings. On November 9, 2021, this stage is closed. As of the date of these financial statements, a final resolution is still pending to be filed.

•
Compañía Nitrógeno de Cantarell, S.A. de C.V. (CNC) filed an arbitration proceeding before the International Court of Arbitration of the International Chamber of Commerce (25306/JPA) against Pemex Exploration and Production seeking initially U.S. $70,000 which was increased to U.S. $146,000 for nitrogen supply services performed. On August 24, 2021, a final award was issued in which Pemex Exploration and Production was required to pay to CNC: (i) U.S.$
146,114
for due fixed changes as of July 12, 2021; (ii) U.S.$5,802, for accrued default interests as of July 12, 2021; (iii) U.S.$393 for fees and expenses of the Arbitration Court; and (iv) U.S.$1,500 plus the Value Added Tax for legal fees and expenses of CNC. Pemex Exploration and Production is completing the applicable processes to fulfill these payments.

•	Tech Man Group, S.A. de C.V. filed an administrative claim (7804/18-17-09-8) against Pemex Industrial Transformation seeking Ps. 2,009,598 for, among other things, payment of expenses and penalties in connection with a public works contract (CO-OF-019-4008699-11) before the
Tribunal Fiscal de Justicia Administrativa
(Fiscal Court of Administrative Justice). On June 25, 2019, a response was filed by Pemex Industrial Transformation as well as a motion against the admission of the claim, which was accepted. On October 2, 2019, the opinion of the accounting and construction experts submitted by the defendant was filed. On February 17, 2020, Pemex Industrial Transformation requested the
Tribunal Fiscal de Justicia Administrativa
(Fiscal Court of Administrative Justice) to appoint a new accounting expert since the previous appointed expert rejected his designation. On March 2, 2020, the independent construction expert filed his opinion. On August 7, 2020, the
Novena Sala Regional Metropolitana
 (Ninth Regional Metropolitan Court) of the Federal Justice Court appointed an independent accounting expert, who filed his report on December 7, 2020. The parties also filed their pleadings. As of the date of these financial statements, a final resolution is still pending.

•
Constructora Norberto Odebrecht, S.A. filed an administrative claim against Pemex Industrial Transformation (file No. 4742/19-17-01-7) seeking U.S. $113,582 and Ps. 14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019, and issued by Pemex Industrial Transformation, which awarded U.S. $51,454 in favor of Pemex Industrial Transformation. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. The accounting expert filed his opinion. As of the date of these financial statements, a final resolution is still pending.

•
On November 24, 2021, Pemex Industrial Transformation filed a repeal request (no. RRL2021014568) seeking that the resolutions dated October 7, 2021, issued by the Hydrocarbons Verification Manager of the Tax Administration Service are declared null and void. These resolutions established charges for Special Taxes on Production and Services, Value Added Taxes, fines among other for an amount of Ps.

3,084,975. As of the date of these financial statements, a final resolution is still pending.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these consolidated financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.
Pursuant to an ordinary session held by the Board of Directors on August 23, 2013, Petróleos Mexicanos established policies for the granting of mutual guarantees, loans or any type of credit in favor of the Subsidiary Entities and Subsidiary Companies; in accordance with these policies, the Corporate Finance Department issues an opinion with its risk analysis, financial valuation, budget sufficiency, accounting treatment and conclusions.
Additionally, Pemex Logistics has granted the following corporate guarantees in connection with the exploration and extraction contracts entered into by Pemex Exploration and Production, as required by the CNH:

•	Exploration and extraction of hydrocarbons under the deep-water license modality, Trión field (Tender CNH-A1-TRION / 2016), of U.S. $4,000,000.

•	Exploration and extraction of the contract area 3 Cinturón plegado perdido (Tender CNHR01- L04 / 2015), of U.S. $3,333,000.

•	Extraction of hydrocarbons under shared production contract of the Ek-Balam fields, of U.S. $5,000,000.
•	Extraction of hydrocarbons in contractual area Santuario and El Golpe 3 field, of U.S. $320,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 2 Tampico-Misantla, of U.S. $1,250,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 8 Cuencas del Sureste, of U.S. $1,250,000.

•	Exploration and extraction of hydrocarbons shared production contract, assignment AE-0398-Mission of U.S. $255,000.

•	Extraction of hydrocarbons under license agreement, Ogarrio field of U.S. $250,000.

•	Extraction of hydrocarbons under license agreement, Cárdenas and Mora fields, of U.S. $250,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 2 Perdido, of U.S. $2,500,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 5 Perdido, of U.S. $5,000,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 18 Cordilleras Mexicanas, of U.S. $5,000,000.

•	Exploration and extraction of hydrocarbons under shared production contract contractual area 22 Cuenca Salina, of U.S. $1,375,000.

•	Contractual area 16 Tampico-Misantla, Veracruz, of U.S. $1,000,000.

•	Contractual area 17 Tampico-Misantla, Veracruz, of U.S. $1,000,000.

•	Contractual area 18 Tampico-Misantla, Veracruz, of U.S. $2,000,000.

•	Contractual area 29 Cuencas del Sureste, of U.S. $2,500,000.

•	Contractual area 32 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area 33 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area 35 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area Ébano, of U.S. $225,000.

•	Contractual area AE-0388-M-Miquetla (for conventional and non-conventional on-shore licenses) of U.S. $245,000.
Certain other Subsidiary Entities have also granted guarantees and other contingencies.

Total guarantees granted to Pemex Exploration and Production amounted to U.S. $40,503,000, equivalent to Ps. 833,693,500, as of December 31, 2021 at the
closing

exchange rate on December 31, 2021, of Ps. 20.5835

= U.S. $1.00.

As of December 31, 2020, Pemex Logistics granted to Pemex Industrial Transformation the obligations from a lease contract for U.S. $150,000, equivalent to Ps. 3,087,525 at the closing exchange rate on December 31, 2021, of Ps. 20.5835=
U.S.

$1.00, to J. Aron & Company LLC, a subsidiary of Goldman Sachs Group Inc.
PEMEX considers the probability it needs to make a disbursement of cash, for the guarantees granted and in effect as of December 31, 2021 remote.